Property, equipment and software (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		$ 12,804.0		$ 12,702.0
Balance at the end of the year		13,109.0		12,804.0
Net gains / (losses) arising from sale-and-leaseback transactions		140.0
Internally generated software in progress		855.0
Own use properties in progress		92.0
Leasehold improvements in progress		89.0
Cash outflows on lease		679.0		641.0
Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		24,431.0		23,321.0
Additions		2,312.0		1,931.0
Disposals / write-offs	[1]	(990.0)		(636.0)
Reclassifications	[2]	(590.0)		(398.0)
Foreign currency translation		1,074.0		213.0
Balance at the end of the year		26,238.0		24,431.0
Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		11,628.0		10,619.0
Depreciation		1,997.0		1,728.0
Impairment	[3]	72.0		37.0
Disposals / write-offs	[1]	(855.0)		(614.0)
Reclassifications	[2]	(328.0)		(254.0)
Foreign currency translation		616.0		112.0
Balance at the end of the year		13,129.0		11,628.0
Owned properties
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,184.0
Balance at the end of the year		3,073.0		3,184.0
Owned properties | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		7,650.0
Additions		26.0
Disposals / write-offs	[1]	(315.0)
Reclassifications	[2]	(461.0)
Foreign currency translation		686.0
Balance at the end of the year		7,586.0		7,650.0
Owned properties | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		4,466.0
Depreciation		173.0
Impairment	[3]	0.0
Disposals / write-offs	[1]	(200.0)
Reclassifications	[2]	(332.0)
Foreign currency translation		406.0
Balance at the end of the year		4,513.0		4,466.0
Leased properties
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	[4]	3,226.0
Balance at the end of the year	[4]	3,167.0		3,226.0
Leased properties | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	[4]	3,745.0
Additions	[4],[5]	443.0
Disposals / write-offs	[1],[4]	(8.0)
Reclassifications	[2],[4]	0.0
Foreign currency translation	[4]	70.0
Balance at the end of the year	[4]	4,249.0		3,745.0
Leased properties | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	[4]	519.0
Depreciation	[4]	535.0
Impairment	[3],[4]	4.0
Disposals / write-offs	[1],[4]	(3.0)
Reclassifications	[2],[4]	0.0
Foreign currency translation	[4]	28.0
Balance at the end of the year	[4]	1,082.0		519.0
Leasehold improvements
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,236.0
Balance at the end of the year		1,258.0		1,236.0
Leasehold improvements | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,004.0
Additions		37.0
Disposals / write-offs	[1]	(169.0)
Reclassifications	[2]	217.0
Foreign currency translation		85.0
Balance at the end of the year		3,174.0		3,004.0
Leasehold improvements | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,768.0
Depreciation		236.0
Impairment	[3]	1.0
Disposals / write-offs	[1]	(164.0)
Reclassifications	[2]	5.0
Foreign currency translation		70.0
Balance at the end of the year		1,917.0		1,768.0
IT hardware and communication equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		506.0
Balance at the end of the year		560.0		506.0
IT hardware and communication equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,559.0
Additions		192.0
Disposals / write-offs	[1]	(245.0)
Reclassifications	[2]	11.0
Foreign currency translation		65.0
Balance at the end of the year		1,581.0		1,559.0
IT hardware and communication equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,053.0
Depreciation		170.0
Impairment	[3]	0.0
Disposals / write-offs	[1]	(243.0)
Reclassifications	[2]	0.0
Foreign currency translation		41.0
Balance at the end of the year		1,021.0		1,053.0
Internally generated software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,270.0
Balance at the end of the year		3,630.0		3,270.0
Internally generated software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		6,176.0
Additions		131.0
Disposals / write-offs	[1]	(135.0)
Reclassifications	[2]	1,015.0
Foreign currency translation		75.0
Balance at the end of the year		7,262.0		6,176.0
Internally generated software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		2,906.0
Depreciation		753.0
Impairment	[3]	67.0
Disposals / write-offs	[1]	(129.0)
Reclassifications	[2]	0.0
Foreign currency translation		35.0
Balance at the end of the year		3,631.0		2,906.0
Purchased software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		126.0
Balance at the end of the year		150.0		126.0
Purchased software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		485.0
Additions		75.0
Disposals / write-offs	[1]	(76.0)
Reclassifications	[2]	3.0
Foreign currency translation		19.0
Balance at the end of the year		506.0		485.0
Purchased software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		358.0
Depreciation		61.0
Impairment	[3]	0.0
Disposals / write-offs	[1]	(76.0)
Reclassifications	[2]	0.0
Foreign currency translation		13.0
Balance at the end of the year		356.0		358.0
Other machines and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		241.0
Balance at the end of the year		235.0		241.0
Other machines and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		799.0
Additions		20.0
Disposals / write-offs	[1]	(42.0)
Reclassifications	[2]	34.0
Foreign currency translation		31.0
Balance at the end of the year		843.0		799.0
Other machines and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		559.0
Depreciation		69.0
Impairment	[3]	0.0
Disposals / write-offs	[1]	(42.0)
Reclassifications	[2]	0.0
Foreign currency translation		23.0
Balance at the end of the year		608.0		559.0
Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,014.0
Balance at the end of the year		1,036.0	[6]	1,014.0
Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,014.0
Additions		1,389.0
Disposals / write-offs	[1]	0.0
Reclassifications	[2]	(1,410.0)
Foreign currency translation		43.0
Balance at the end of the year		1,036.0		1,014.0
Projects in progress | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		0.0
Depreciation		0.0
Impairment	[3]	0.0
Disposals / write-offs	[1]	0.0
Reclassifications	[2]	0.0
Foreign currency translation		0.0
Balance at the end of the year		0.0		0.0
UBS AG
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		11,826.0		11,742.0
Balance at the end of the year		11,958.0		11,826.0
Net gains / (losses) arising from sale-and-leaseback transactions		140.0
Internally generated software in progress		762.0
Own use properties in progress		63.0
Leasehold improvements in progress		81.0
Cash outflows on lease		652.0		614.0
UBS AG | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		22,329.0		21,365.0
Additions		1,989.0		1,740.0
Disposals / write-offs	[7]	(867.0)		(554.0)
Reclassifications	[8]	(590.0)		(391.0)
Foreign currency translation		924.0		169.0
Balance at the end of the year		23,785.0		22,329.0
UBS AG | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		10,503.0		9,623.0
Depreciation		1,779.0		1,542.0
Impairment	[9]	72.0		34.0
Disposals / write-offs	[7]	(735.0)		(533.0)
Reclassifications	[8]	(328.0)		(248.0)
Foreign currency translation		535.0		86.0
Balance at the end of the year		11,827.0		10,503.0
UBS AG | Owned properties
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		2,914.0
Balance at the end of the year		2,796.0		2,914.0
UBS AG | Owned properties | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		6,988.0
Additions		25.0
Disposals / write-offs	[7]	(315.0)
Reclassifications	[8]	(469.0)
Foreign currency translation		633.0
Balance at the end of the year		6,863.0		6,988.0
UBS AG | Owned properties | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		4,074.0
Depreciation		152.0
Impairment	[9]	0.0
Disposals / write-offs	[7]	(199.0)
Reclassifications	[8]	(332.0)
Foreign currency translation		372.0
Balance at the end of the year		4,067.0		4,074.0
UBS AG | Leased properties
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	[10]	3,149.0
Balance at the end of the year	[10]	3,072.0		3,149.0
UBS AG | Leased properties | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	[10]	3,630.0
Additions	[10],[11]	401.0
Disposals / write-offs	[7],[10]	(8.0)
Reclassifications	[8],[10]	0.0
Foreign currency translation	[10]	68.0
Balance at the end of the year	[10]	4,091.0		3,630.0
UBS AG | Leased properties | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	[10]	481.0
Depreciation	[10]	512.0
Impairment	[9],[10]	4.0
Disposals / write-offs	[7],[10]	(3.0)
Reclassifications	[8],[10]	0.0
Foreign currency translation	[10]	26.0
Balance at the end of the year	[10]	1,019.0		481.0
UBS AG | Leasehold improvements
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,188.0
Balance at the end of the year		1,209.0		1,188.0
UBS AG | Leasehold improvements | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		2,917.0
Additions		36.0
Disposals / write-offs	[7]	(169.0)
Reclassifications	[8]	208.0
Foreign currency translation		84.0
Balance at the end of the year		3,077.0		2,917.0
UBS AG | Leasehold improvements | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		1,729.0
Depreciation		226.0
Impairment	[9]	1.0
Disposals / write-offs	[7]	(164.0)
Reclassifications	[8]	6.0
Foreign currency translation		69.0
Balance at the end of the year		1,868.0		1,729.0
UBS AG | IT hardware and communication equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		254.0
Balance at the end of the year		264.0		254.0
UBS AG | IT hardware and communication equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		963.0
Additions		90.0
Disposals / write-offs	[7]	(155.0)
Reclassifications	[8]	8.0
Foreign currency translation		26.0
Balance at the end of the year		931.0		963.0
UBS AG | IT hardware and communication equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		710.0
Depreciation		92.0
Impairment	[9]	0.0
Disposals / write-offs	[7]	(155.0)
Reclassifications	[8]	0.0
Foreign currency translation		21.0
Balance at the end of the year		668.0		710.0
UBS AG | Internally generated software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		3,082.0
Balance at the end of the year		3,425.0		3,082.0
UBS AG | Internally generated software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		5,817.0
Additions		156.0
Disposals / write-offs	[7]	(133.0)
Reclassifications	[8]	937.0
Foreign currency translation		46.0
Balance at the end of the year		6,824.0		5,817.0
UBS AG | Internally generated software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		2,735.0
Depreciation		703.0
Impairment	[9]	67.0
Disposals / write-offs	[7]	(126.0)
Reclassifications	[8]	0.0
Foreign currency translation		20.0
Balance at the end of the year		3,398.0		2,735.0
UBS AG | Purchased software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		69.0
Balance at the end of the year		65.0		69.0
UBS AG | Purchased software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		302.0
Additions		24.0
Disposals / write-offs	[7]	(46.0)
Reclassifications	[8]	1.0
Foreign currency translation		6.0
Balance at the end of the year		287.0		302.0
UBS AG | Purchased software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		233.0
Depreciation		30.0
Impairment	[9]	0.0
Disposals / write-offs	[7]	(46.0)
Reclassifications	[8]	0.0
Foreign currency translation		6.0
Balance at the end of the year		222.0		233.0
UBS AG | Other machines and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		227.0
Balance at the end of the year		220.0		227.0
UBS AG | Other machines and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		768.0
Additions		18.0
Disposals / write-offs	[7]	(41.0)
Reclassifications	[8]	30.0
Foreign currency translation		31.0
Balance at the end of the year		806.0		768.0
UBS AG | Other machines and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		541.0
Depreciation		64.0
Impairment	[9]	0.0
Disposals / write-offs	[7]	(41.0)
Reclassifications	[8]	0.0
Foreign currency translation		22.0
Balance at the end of the year		585.0		541.0
UBS AG | Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		943.0
Balance at the end of the year		907.0	[12]	943.0
UBS AG | Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		943.0
Additions		1,239.0
Disposals / write-offs	[7]	0.0
Reclassifications	[8]	(1,305.0)
Foreign currency translation		30.0
Balance at the end of the year		907.0		943.0
UBS AG | Projects in progress | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year		0.0
Depreciation		0.0
Impairment	[9]	0.0
Disposals / write-offs	[7]	0.0
Reclassifications	[8]	0.0
Foreign currency translation		0.0
Balance at the end of the year		$ 0.0		$ 0.0

[1]	Includes write-offs of fully depreciated assets.
[2]	The total net reclassification amount for the respective periods represents reclassifications to Properties and other non-current assets held for sale.
[3]
Impairment charges recorded in 2020 generally relate to assets that are no longer used for which the recoverable amount based on a value in use approach was determined to be zero. Includes the impairment of internally generated software resulting from a decision in the fourth quarter of 2020 to not proceed with an internal business transfer from UBS Switzerland AG to UBS AG.

[4]
Represents right-of-use assets recognized by UBS as lessee. Includes immaterial leased IT equipment. The total cash outflow for leases during 2020 was USD 679 million (2019: USD 641 million). Interest expense on lease liabilities is included within Interest expense from financial instruments measured at amortized cost and Lease liabilities are included within Other financial liabilities measured at amortized cost. Refer to Notes 3 and 19a, respectively. Also refer to Note 1 for more information about the nature of UBS’s leasing activities

[5]	In 2020, right-of-use assets included the Additions from sale-and-leaseback transactions, from which UBS recognized net gains of USD 140 million, included within Other income. Refer to Note 5.
[6]	Consists of USD 855 million related to internally generated software, USD 92 million related to Owned properties and USD 89 million related to Leasehold improvements.
[7]	Includes write-offs of fully depreciated assets.
[8]	The total net reclassification amount for the respective periods represents reclassifications to Properties and other non-current assets held for sale.
[9]
Impairment charges recorded in 2020 generally relate to assets that are no longer used for which the recoverable amount based on a value in use approach was determined to be zero. Includes the impairment of internally generated software resulting from a decision in the fourth quarter of 2020 to not proceed with an internal business transfer from UBS Switzerland AG to UBS AG.

[10]
Represents right-of-use assets recognized by UBS AG as lessee. Includes immaterial leased IT equipment. The total cash outflow for leases during 2020 was USD 652 million (2019: USD 614 million). Interest expense on lease liabilities is included within Interest expense from financial instruments measured at amortized cost and Lease liabilities are included within Other financial liabilities measured at amortized cost. Refer to Notes 3 and 19a, respectively. Also refer to Note 1 for more information about the nature of UBS AG’s leasing activities

[11]	In 2020, right-of-use assets included the Additions from sale-and-leaseback transactions, from which UBS AG recognized net gains of USD 140 million, included within Other income. Refer to Note 5.
[12]	Consists of USD 762 million related to internally generated software, USD 81 million related to Leasehold improvements and USD 63 million related to Owned properties.